Consolidated Statements of Net Income (Loss) $ in Millions	12 Months Ended
	Jan. 31, 2025 CAD ($) $ / shares	Jan. 31, 2024 CAD ($) $ / shares
Profit or loss [abstract]
Revenues	$ 7,829.7	$ 9,963.0
Cost of sales	6,056.1	7,329.0
Gross profit	1,773.6	2,634.0
Operating expenses
Selling and marketing	438.4	454.7
Research and development	391.1	401.9
General and administrative	315.0	346.4
Other operating expenses	77.4	24.0
Total operating expenses	1,221.9	1,227.0
Operating income	551.7	1,407.0
Financing costs	198.2	208.0
Financing income	(8.0)	(16.6)
Foreign exchange loss on long-term debt	209.1	10.2
Income before income taxes	152.4	1,205.4
Income tax expense	89.7	273.7
Net income from continuing operations	62.7	931.7
Net loss from discontinued operations	(275.7)	(187.2)
Net income	(213.0)	744.5
Attributable to shareholders	(213.1)	743.4
Attributable to non-controlling interest	$ 0.1	$ 1.1
Basic earnings per share - continuing operations | (per share)	$ 0.85	$ 12.06
Diluted earnings per share - continuing operations | (per share)	0.84	11.85
Basic loss per share - discontinued operations | (per share)	(3.74)	(2.43)
Diluted loss per share - discontinued operations | (per share)	(3.7)	(2.38)
Basic earnings (loss) per share | (per share)	(2.89)	9.63
Diluted earnings (loss) per share | (per share)	$ (2.86)	$ 9.47